Stock Authorization And Issuance (Summary Of Equity Offerings) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2021
Equity Offerings [Line Items]
# of Common Shares/ Units Sold		$ 1,000,000.0
Average Exercise Price Per Warrant	$ 1.75		$ 1.00
Net Proceeds	$ 3,000,000.0
Aspire Capital, Amendment [Member]
Equity Offerings [Line Items]
Average Exercise Price Per Warrant			$ 0.001
Net Proceeds			$ 500,000
Common Stock [Member] | Private Placement Of Common Stock [Member] | January 2020 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold			$ 1,335
Average Price per Share/Unit			$ 0.13
Net Proceeds			$ 177,000
Common Stock [Member] | Private Placement Of Common Stock, Amended To Add CPR [Member] | March 2020 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold			$ 2,571
Average Price per Share/Unit			$ 0.35
Net Proceeds			$ 900,000
Common Stock [Member] | Private Placement Of Common Stock With CPRs [Member] | April 2020 to December 2020 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold			$ 10,858
Average Price per Share/Unit			$ 0.35
Net Proceeds			$ 3,724,000
Common Stock [Member] | Private Placement Of Common Stock With CPRs [Member] | January 2021 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold			$ 2,976
Average Price per Share/Unit			$ 0.35
Net Proceeds			$ 1,040,000
Common Stock [Member] | Private Placement Of Common Stock With Warrants [Member] | March 2021 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold			$ 3,231
Average Price per Share/Unit			$ 1.29
Number of warrants issued			1,619,000
Average Exercise Price Per Warrant			$ 1.75
Net Proceeds			$ 4,156,000
Common Stock [Member] | Private Placement Of Common Stock With Warrants [Member] | December 2021 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold			$ 1,053
Average Price per Share/Unit			$ 0.95
Number of warrants issued			526,000
Average Exercise Price Per Warrant			$ 1.00
Net Proceeds			$ 1,000,000
Warrants Outstanding [Member] | Warrant Amendment [Member] | February 2020 [Member]
Equity Offerings [Line Items]
Number of warrants issued			5,000,000
Average Exercise Price Per Warrant			$ 0.74